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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-NOTICE

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30th September 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):      [ ]   is a restatement.
                                       [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PICTET ASSET MANAGEMENT SA

Address: 60, route des Acacias, 1211 Geneva 73, Switzerland

Form 13F File Number: 28- 11884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: NIGEL BURNHAM                Name: MARC TONNERRE
Title: CHIEF FINANCIAL OFFICER     Title: SENIOR COMPLIANCE MANAGER
Phone: 011 44 207 847 5030         Phone: 011 44 207 847 5041

Signature, Place, and Date of Signing:

     NIGEL BURNHAM        LONDON, United Kingdom            08 November 2011
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     [Signature]               [City, State]                    [Date]

     MARC TONNERRE        LONDON, United Kingdom            08 November 2011
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     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
28- 11664                PICTET ASSET MANAGEMENT LIMITED

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